SLM Student Loan Trust 2007-4
Quarterly Servicing Report

Distribution Date Collection Period	07/25/2007 04/05/2007 06/30/2007

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank -	Indenture Trustee
The Bank of New York Trust Company -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2007-4           Deal Parameters

A Student Loan Portfolio Characteristics				04/05/2007	Activity	06/30/2007
i	Portfolio Balance			$2,752,949,758.71	$2,115,195,671.19	$4,868,145,429.90
ii	Interest to be Capitalized			3,272,245.76		6,159,637.02

iii	Total Pool			$2,756,222,004.47		$4,874,305,066.92
iv	Capitalized Interest			161,000,000.00		161,000,000.00
v	Add-on Consolidation Loan Account Balance			15,000,000.00		5,085,996.04
vi	Prefunding Account			2,210,736,437.00		1,544,753.31
vii	Specified Reserve Account Balance			12,500,000.00		12,198,477.66

viii	Total Adjusted Pool			$5,155,458,441.47		$5,054,134,293.93

B i	Weighted Average Coupon (WAC)			6.007%		6.232%
ii	Weighted Average Remaining Term			275.37		268.04
iii	Number of Loans			157,862		291,427
iv	Number of Borrowers			96,007		183,269
v	Aggregate Outstanding Principal Balance — T-Bill			$26,765,394		$187,577,072
vi	Aggregate Outstanding Principal Balance — T-bill—Other *			$7,588,800		$17,345,912
vii	Aggregate Outstanding Principal Balance — Commercial Paper			$2,721,867,811		$4,669,382,083
viii	Pool Factor			1.000000000		0.975878213

C Notes			Spread	Exchange Ratio	Balance 04/05/2007	Balance 07/25/2007
i	A-1 Notes	78444AAA5	0.000%	1.00000	$716,000,000.00	$631,070,251.14
ii	A-2 Notes	78444AAB3	0.040%	1.00000	$763,000,000.00	$763,000,000.00
iii	A-3 Notes	78444AAC1	0.060%	1.00000	$391,000,000.00	$391,000,000.00
iv	A-4A Notes	78444AAD9	0.080%	1.00000	$676,500,000.00	$676,500,000.00
v	A-4B Notes	XS0294801179	0.080%	1.33500	€500,000,000.00	€500,000,000.00
vi	A-5 Notes	78444AAE7	0.130%	1.00000	$1,804,295,000.00	$1,804,295,000.00
vii	B-1 Notes	78444AAG2	0.140%	1.00000	$71,000,000.00	$71,000,000.00
viii	B-2A Notes	78444AAH0	0.250%	1.00000	$35,205,000.00	$35,205,000.00
ix	B-2B Notes	78444AAJ6	Auction	1.00000	$49,000,000.00	$49,000,000.00

D Reserve Account					04/05/2007	7/25/2007
i	Required Reserve Acct Deposit (%)				0.25%	0.25%
ii	Reserve Acct Initial Deposit ($)				$12,500,000.00	$0.00
iii	Specified Reserve Acct Balance ($)				$12,500,000.00	$12,198,477.66
iv	Reserve Account Floor Balance ($)				$7,500,000.00	$7,500,000.00
v	Current Reserve Acct Balance ($)				$12,500,000.00	$12,198,477.66

E Other Accounts					04/05/2007	7/25/2007
i	Supplemental Loan Purchase Account				$18,041,558.36	$0.00
ii	Prefunding Account				$2,210,736,437.00	$1,544,753.31
iii	Add-on Consolidation Loan Account				$15,000,000.00	$5,085,996.04
iv	Capitalized Interest Account				$161,000,000.00	$161,000,000.00
v	Future Distribution Account				$0.00	$27,626,883.84
vi	Floor Income Rebate Account				$0.00	$131,072.41

F Asset/Liability					04/05/2007	7/25/2007
i	Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Acct				$5,173,499,999.83	$5,054,134,293.93
ii	Total Outstanding Balance Notes (converted to USD)				$5,173,500,000.00	$5,088,570,251.14
iii	Difference				$(0.17)	$(34,435,957.21)
iv	Parity Ratio				1.00000	0.99323

*	Please see pg A-2 of Annex A in the prospectus supplement for more information on the “T-Bill—Other” designation.

II. 2007-4 Transactions from: 04/05/2007 through:			06/30/2007

A	Student Loan Principal Activity
	i	Regular Principal Collections	$109,080,570.89
	ii	Principal Collections from Guarantor	1,593,508.59
	iii	Principal Reimbursements	4,152,396.46
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$114,826,475.94

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$8,180.60
	ii	Capitalized Interest	(10,904,897.19)

	iii	Total Non-Cash Principal Activity	$(10,896,716.59)

C	Student Loan Principal Purchases		$(2,219,125,430.54)

D	Total Student Loan Principal Activity		$(2,115,195,671.19)

E	Student Loan Interest Activity
	i	Regular Interest Collections	$38,059,177.58
	ii	Interest Claims Received from Guarantors	26,134.58
	iii	Collection Fees/Returned Items	4,473.11
	iv	Late Fee Reimbursements	276,475.47
	v	Interest Reimbursements	34,914.98
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$38,401,175.72

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(6,069.83)
	ii	Capitalized Interest	10,904,897.19

	iii	Total Non-Cash Interest Adjustments	$10,898,827.36

G	Student Loan Interest Purchases		$(8,664,016.85)

H	Total Student Loan Interest Activity		$40,635,986.23

I	Non-Reimbursable Losses During Collection Period		$0.00
J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2007-4 Collection Account Activity 04/05/2007 through			06/30/2007

A	Principal Collections
	i	Principal Payments Received	$53,434,765.34
	ii	Consolidation Principal Payments	57,239,314.14
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	497,919.60
	v	Reimbursements by Servicer	(2,757.72)
	vi	Re-purchased Principal	3,657,234.58

	vii	Total Principal Collections	$114,826,475.94

B	Interest Collections
	i	Interest Payments Received	$37,631,091.85
	ii	Consolidation Interest Payments	454,220.31
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	3,069.07
	vi	Re-purchased Interest	31,845.91
	vii	Collection Fees/Return Items	4,473.11
	viii	Late Fees	276,475.47

	ix	Total Interest Collections	$38,401,175.72

C	Other Reimbursements		$484,445.23

D	Reserves in Excess of the Requirement		$301,522.34

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$10,757,465.85

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$18,041,558.36

J	Excess Transferred from Add-on Consolidation Loan Account		$0.00

K	Excess Transferred from Pre-Funding Account		$0.00

L	Funds Released from Capitalized Interest Account		$0.00

M	Initial Deposits into Collection Account		$6,160,000.00

	TOTAL AVAILABLE FUNDS		$188,972,643.44
	LESS FUNDS PREVIOUSLY REMITTED/SET ASIDE
		i Floor Income Rebate Fees to Dept. of Education	$0.00
		ii Consolidation Loan Rebate Fees to Dept. of Education	$(12,200,970.70)
		iii Funds Allocated to the Future Distribution Account	$(52,042,434.75)
		iv Funds Released from the Future Distribution Account	$48,290,986.68

		v Funds Allocated to the Floor Income Rebate Account	$(131,072.41)
		vi Funds Released from the Floor Income Rebate Account	$0.00

N	NET AVAILABLE FUNDS		$172,889,152.26

O	Servicing Fees Due for Current Period		$2,230,409.68

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$2,250,409.68

IV. 2007-4 Future Distribution Account Activity

A	Account Reconciliation

	i	Beginning Balance	04/05/2007	$—
	ii	Total Allocations for Distribution Period (to future distribution account)		$52,042,434.75
	iii	Total Payments for Distribution Period (from future distribution account)		$(3,751,448.07)
	iv	Adjustment for Rounding		$0.00
	v	Funds Released to the Collection Account (from future distribution account)		$(48,290,986.68)

	vi	Total Balance Prior to Current Month Allocations		$0.00

	vii	Ending Balance	07/25/2007	$27,626,883.84

B	Monthly Allocations to the Future Distribution Account

		Monthly Allocation Date	04/26/2007
	i	Primary Servicing Fees		$—
	ii	Administration fees		—
	iii	Broker Dealer and Auction Agent Fees		10,571.07
	iv	Interest Accrued on the Notes and Swap		354,814.44

	v	Total Allocations		$365,385.51

		Monthly Allocation Date	05/25/2007
	i	Primary Servicing Fees		$1,749,780.07
	ii	Administration fees		6,666.67
	iii	Broker Dealer and Auction Agent Fees		6,687.82
	iv	Interest Accrued on the Notes and Swap		24,259,542.87

	v	Total Allocations		$26,022,677.43

		Monthly Allocation Date	06/25/2007
	i	Primary Servicing Fees		$2,043,862.38
	ii	Administration fees		6,666.67
	iii	Broker Dealer and Auction Agent Fees		6,472.08
	iv	Interest Accrued on the Notes and Swap		23,597,370.68

	v	Total Allocations		$25,654,371.81

C	Total Future Distribution Account Deposits Previously Allocated			$52,042,434.75

D	Current Month Allocations		07/25/2007
	i	Primary Servicing Fees		$2,028,393.93
	ii	Administration fees		6,666.67
	iii	Broker Dealer and Auction Agent Fees		7,119.29
	iv	Interest Accrued on the Class A Notes		25,584,703.95

	v	Allocations on the Distribution Date		$27,626,883.84

V. 2007-4 Auction Rate Security Detail
A Auction Rate Securities — Payments During Distribution Period

		Payment	Security	Interest	No. of				Broker/Dealer	Auction Agent
	i	Date *	Description	Rate	Days	Start Date	End Date	Interest Payment	Fees	Fees
		04/26/2007	SLM 2007-4 B-2B	5.320000%	21	04/05/2007	04/26/2007	$152,063.33	$242.96	$4,287.50
		05/24/2007	SLM 2007-4 B-2B	5.320000%	28	04/26/2007	05/24/2007	$202,751.11	$323.94	$5,716.67
		06/21/2007	SLM 2007-4 B-2B	5.330000%	28	05/24/2007	06/21/2007	$203,132.22	$323.94	$5,716.67
		07/19/2007	SLM 2007-4 B-2B	5.320000%	28	06/21/2007	07/19/2007	$202,751.11	$323.94	$5,716.67

		* The record date for an auction rate security is two New York business days prior to the payment date.

	ii	Auction Rate Note Interest Paid During Distribution Period						$760,697.77
	iii	Broker/Dealer Fees Paid During Distribution Period			04/05/2007 - 07/25/2007			1,214.78
	iv	Auction Agent Fees Paid During Distribution Period			04/05/2007 - 07/25/2007			21,437.51
	v	Primary Servicing Fees Remitted to the Servicer			04/05/2007 - 07/25/2007			2,968,098.01

	vi	Total						$3,751,448.07
		- Less: Auction Rate Security Interest Payments due on the Distribution Date						$—
		- Less: Auction Rate Security Broker Dealer Fees due on the Distribution Date						$—
		- Less: Auction Rate Security Auction Agent Fees due on the Distribution Date						$—

B	Total Payments Out of Future Distribution Account During Distribution Period							$3,751,448.07

C	Funds Released to Collection Account							$48,290,986.68

D	Auction Rate Student Loan Rates			May-07	Jun-07
				6.319%	6.313%

VI. 2007-4 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	04/05/2007	06/30/2007	04/05/2007	06/30/2007	04/05/2007	06/30/2007	04/05/2007	06/30/2007	04/05/2007	06/30/2007

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	6.160%	6.308%	128,048	206,076	81.114%	70.713%	$2,202,047,942.67	$3,385,332,421.01	79.989%	69.540%
31-60 Days Delinquent	6.170%	6.501%	3,836	18,691	2.430%	6.414%	54,907,735.34	268,200,786.76	1.995%	5.509%
61-90 Days Delinquent	5.501%	6.537%	447	9,437	0.283%	3.238%	7,700,290.78	130,616,644.67	0.280%	2.683%
91-120 Days Delinquent	5.293%	6.510%	229	5,259	0.145%	1.805%	3,619,377.15	75,430,408.70	0.131%	1.549%
> 120 Days Delinquent	5.227%	6.788%	402	2,094	0.255%	0.719%	4,979,919.35	33,435,690.55	0.181%	0.687%

Deferment
Current	5.087%	5.521%	18,044	28,384	11.430%	9.740%	322,683,431.22	519,317,808.68	11.721%	10.668%

Forbearance
Current	5.768%	6.157%	6,850	21,396	4.339%	7.342%	156,926,535.88	454,052,885.60	5.700%	9.327%

TOTAL REPAYMENT	6.007%	6.233%	157,856	291,337	99.996%	99.969%	$2,752,865,232.39	$4,866,386,645.97	99.997%	99.964%

Claims in Process (1)	6.492%	6.135%	6	90	0.004%	0.031%	$84,526.32	$1,758,783.93	0.003%	0.036%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	6.007%	6.232%	157,862	291,427	100.000%	100.000%	$2,752,949,758.71	$4,868,145,429.90	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

VII. 2007-4 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$61,078,810.58
B	Interest Subsidy Payments Accrued During Collection Period	2,505,269.34
C	Special Allowance Payments Accrued During Collection Period	19,264,785.56
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	10,757,465.85
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Consolidation Loan Rebate Fees	(12,200,970.70)

G	Net Expected Interest Collections	$81,405,360.63
VIII. 2007-4           Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.016476563	04/05/2007 - 07/25/2007	1 NY Business Day	5.34375%	LIBOR

B	Class A-2 Interest Rate	0.016599896	04/05/2007 - 07/25/2007	1 NY Business Day	5.38375%	LIBOR

C	Class A-3 Interest Rate	0.016661563	04/05/2007 - 07/25/2007	1 NY Business Day	5.40375%	LIBOR

D	Class A-4A Interest Rate	0.016723229	04/05/2007 - 07/25/2007	1 NY Business Day	5.42375%	LIBOR

F	Class A-4B Interest Rate	0.012478250	04/05/2007 - 07/25/2007	1 NY and TARGET Business Day	4.04700%	EURIBOR

G	Class A-5 Interest Rate	0.016877396	04/05/2007 - 07/25/2007	1 NY Business Day	5.47375%	LIBOR

G	Class B-1 Interest Rate	0.016908229	04/05/2007 - 07/25/2007	1 NY Business Day	5.48375%	LIBOR

H	Class B-2A Interest Rate	0.017247396	04/05/2007 - 07/25/2007	1 NY Business Day	5.59375%	LIBOR

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt

VIII. 2007-4 Currency Exchange Swaps

		Barclays Bank PLC
		A-4B Swap Calculation
SLM Student Loan Trust Pays:
i	Notional Swap Amount (USD)	$667,500,000
ii	3 Month USD-LIBOR	5.34375%
iii	Spread	0.078000%
iv	Pay Rate	5.42175%
v	Days in Period
	04/05/2007 — 07/25/2007	111

vi	Gross Swap Payment Due Counterparty	$11,158,639.22

Barclays Bank PLC Pays:
i	Notional Swap Amount (EUR)	€500,000,000.00
ii	3 Month EURIBOR	3.96700%
iii	Spread	0.08000%

iv	Pay Rate	4.04700%
v	Days in Period
	04/05/2007 — 07/25/2007	111

vi	Gross Swap Receipt Due Paying Agent	€6,239,125.00

IX. 2007-4 Inputs From Initial Period				04/05/2007

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance		$2,752,949,758.71
	ii	Interest To Be Capitalized		3,272,245.76

	iii	Total Pool		$2,756,222,004.47
	iv	Capitalized Interest		161,000,000.00
	v	Prefunding Account Balance		2,210,736,437.00
	vi	Add-on Consolidation Loan Account Balance		15,000,000.00
	vii	Specified Reserve Account Balance		12,500,000.00

	viii	Total Adjusted Pool		$5,155,458,441.47

B	Total Note Factor			1.000000000
C	Total Note Balance			$5,173,500,000.00

D	Note Balance 04/05/2007		Class A-1	Class A-2	Class A-3	Class A-4A	Class A-4B	Class A-5	Class B-1	Class B-2A	Class B-2B
	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$716,000,000.00	$763,000,000.00	$391,000,000.00	$676,500,000.00	€500,000,000.00	$1,804,295,000.00	$71,000,000.00	$35,205,000.00	$49,000,000.00
	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	€—	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	€—	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	€—	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance			$12,500,000.00
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fee			$0.00

X. 2007-4 Waterfall for Distributions

					Remaining
					Funds Balance
A	Total Available Funds ( Section III-M )			$172,889,152.26	$172,889,152.26

B	Primary Servicing Fees — Current Month			$2,230,409.68	$170,658,742.58

C	Administration Fee			$20,000.00	$170,638,742.58

D	Broker/Dealer Fees Due		07/25/2007	$0.00	$170,638,742.58
	Auction Agent Fees Due		07/25/2007	$0.00	$170,638,742.58

E	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1		$11,797,218.75	$158,841,523.83
	ii	Class A-2		$12,665,720.52	$146,175,803.31
	iii	Class A-3		$6,514,670.94	$139,661,132.37
	iv	Class A-4A		$11,313,264.53	$128,347,867.84
	vi	Class A-4B USD payment to the swap counterparty		$11,158,639.22	$117,189,228.62
	vii	Class A-5		$30,451,800.92	$86,737,427.70
	viii	Total Class A Interest Distribution		$83,901,314.88

F	Class B Noteholders’ Interest Distribution Amount
	i	Class B-1		$1,200,484.27	$85,536,943.43
	ii	Class B-2A		$607,194.57	$84,929,748.86
	iii	Class B-2B		$0.00	$84,929,748.86
	iv	Total Class B Interest Distribution		$1,807,678.84

G	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1		$84,929,748.86	$0.00
	ii	Class A-2		$0.00	$0.00
	iii	Class A-3		$0.00	$0.00
	iv	Class A-4A		$0.00	$0.00
	vi	Class A-4B USD payment to the swap counterparty		$0.00	$0.00
	vii	Class A-5		$0.00	$0.00
	viii	Total Class A Principal Distribution		$84,929,748.86

H	Class B Noteholders’ Principal Distribution Amount
	i	Class B-1		$0.00	$0.00
	ii	Class B-2A		$0.00	$0.00
	iii	Class B-2B		$0.00	$0.00
	iv	Total Class B Principal Distribution		$0.00

I	Reinstate Reserve Account to the Specified Reserve Account Balance			$0.00	$0.00

J	Carryover Servicing Fees			$0.00	$0.00

K	ARS Noteholders Carryover Amounts			$0.00	$0.00

L	Remaining Swap Termination Fees			$0.00	$0.00

M	Excess to Certificateholder			$0.00	$0.00

XI. 2007-4 Account Reconciliations

A	Reserve Account
	i	Initial Deposit	$12,500,000.00
	ii	Deposits to correct Shortfall	$—
	iii	Total Reserve Account Balance Available	$12,500,000.00
	iv	Required Reserve Account Balance	$12,198,477.66
	v	Shortfall Carried to Next Period	$—
	vi	Excess Reserve — Release to Collection Account	$301,522.34
	vii	Ending Reserve Account Balance	$12,198,477.66

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		04/20/2007
	i	Initial Deposit	$18,041,558.36
	ii	Supplemental Loan Purchases	$—
	iii	Transfers to Collection Account	$(18,041,558.36)

	iv	Ending Balance	$—

C	Prefunding Account
	Pre-Funding Period end date		09/30/2007
	i	Beginning Balance	$2,210,736,437.00
	ii	Loans Funded	$(2,209,191,683.69)
	iii	Transfers to Collection Account	$—

	iv	Ending Balance	$1,544,753.31

D	Add-on Consolidation Loan Account
	Consolidation Loan Add-on Period end date		12/31/2007
	i	Initial Deposit	$15,000,000.00
	ii	Add-on Loans Funded	$(9,914,003.96)
	iii	Transfers to Collection Account	$—

	iv	Ending Balance	$5,085,996.04

E	Capitalized Interest Account
	Capitalized Interest Account Release Date		10/25/2008
	i	Initial Deposit	$161,000,000.00
	ii	Transfers to Collection Account	$—

	iii	Ending Balance	$161,000,000.00

F	Floor Income Rebate Account
	i	Beginning Balance	$0.00
	ii	Deposits for the Period	$131,072.41
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$131,072.41

XII. 2007-4 Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 07/25/2013 or (2) the first date on which no class A notes remain outstanding.

B	Note Balance Trigger

	i	Notes Outstanding (after application of available funds)	$5,088,570,251.14

	ii	Adjusted Pool Balance	$5,054,134,293.93

	iii	Note Balance Trigger Event Exists (i > ii)	Y

	After the Stepdown Date, a trigger event in existence results in a Class B Percentage of 0.

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$4,868,145,429.90
	ii	Borrower Interest Accrued	61,078,810.58
	iii	Interest Subsidy Payments Accrued	2,505,269.34
	iv	Special Allowance Payments Accrued	19,264,785.56
	v	Reserve Account Balance (after any reinstatement)	12,198,477.66
	vi	Capitalized Interest Account Balance	161,000,000.00
	vii	Pre-Funding Account Balance	1,544,753.31
	viii	Add-On Account Balance	5,085,996.04

	ix	Total	$5,130,823,522.39
	x	Less: Specified Reserve Account Balance	(12,198,477.66)

	xi	Total	$5,118,625,044.73

	xii	Class A Notes Outstanding (US$ equivalent, after application of available funds)	$4,933,365,251.14

	xiii	Insolvency Event or Event of Default Under Indenture	N

	xiiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (xi > x or xii = Y)	N

XIII. 2007-4 Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4A	Class A-4B	Class A-5	Class B-1	Class B-2A	Class B-2B

	i	Quarterly Interest Due	$11,797,218.75	$12,665,720.52	$6,514,670.94	$11,313,264.53	€6,239,125.00	$30,451,800.92	$1,200,484.27	$607,194.57	$0.00
	ii	Quarterly Interest Paid	11,797,218.75	12,665,720.52	6,514,670.94	11,313,264.53	6,239,125.00	30,451,800.92	1,200,484.27	607,194.57	0.00

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	€—	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$119,365,706.07	$0.00	$0.00	$0.00	€—	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	84,929,748.86	0.00	0.00	0.00	—	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$34,435,957.21	$0.00	$0.00	$0.00	€—	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$96,726,967.61	$12,665,720.52	$6,514,670.94	$11,313,264.53	€6,239,125.00	$0.00	$0.00	$607,194.57	$0.00

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	06/30/2007	$5,173,500,000.00
	ii	Adjusted Pool Balance	06/30/2007	5,054,134,293.93

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$119,365,706.07

	iv	Adjusted Pool Balance	04/05/2007	$5,155,458,441.47
	v	Adjusted Pool Balance	06/30/2007	5,054,134,293.93

	vi	Current Principal Due (iv-v)		$101,324,147.54
	vii	Notes issued exceeding pool balance		18,041,558.53

	viii	Principal Distribution Amount (vi + vii)		$119,365,706.07

	ix	Principal Distribution Amount Paid
		USD		$84,929,748.86
		EUR		€—

	x	Principal Shortfall (viii – ix)		$34,435,957.21

C	Total Interest Distribution
		USD		$74,550,354.50
		EUR		€6,239,125.00

F	Note Balances			04/05/2007	Paydown Factor	07/25/2007	Next ARS Payment Date

	i	A-1 Note Balance	78444AAA5	$716,000,000.00		$631,070,251.14
		A-1 Note Pool Factor		1.000000000	0.118616968	0.881383032
	ii	A-2 Note Balance	78444AAB3	$763,000,000.00		$763,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000
	iii	A-3 Note Balance	78444AAC1	$391,000,000.00		$391,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000
	iv	A-4A Note Balance	78444AAD9	$676,500,000.00		$676,500,000.00
		A-4A Note Pool Factor		1.000000000	0.000000000	1.000000000
	v	A-4B Note Balance	XS0294801179	€500,000,000.00		€500,000,000.00
		A-4B Note Pool Factor		1.0000000000	0.000000000	1.0000000000
	vi	A-5 Note Balance	78444AAE7	$1,804,295,000.00		$1,804,295,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000
	vii	B-1 Note Balance	78444AAG2	$71,000,000.00		$71,000,000.00
		B-1 Note Pool Factor		1.0000000000	0.000000000	1.0000000000
	viii	B-2A Note Balance	78444AAH0	$35,205,000.00		$35,205,000.00
		B-2A Note Pool Factor		1.000000000	0.000000000	1.000000000
	viii	B-2B Note Balance	78444AAJ6	$49,000,000.00		$49,000,000.00	08/16/2007
		B-2B Note Pool Factor		1.000000000	0.000000000	1.000000000

XIV. 2007-4 Historical Pool Information

		04/05/07-06/30/07
Beginning Student Loan Portfolio Balance		$2,752,949,758.71

Student Loan Principal Activity
i	Regular Principal Collections	$109,080,570.89
ii	Principal Collections from Guarantor	1,593,508.59
iii	Principal Reimbursements	4,152,396.46
iv	Other System Adjustments	0.00

v	Total Principal Collections	$114,826,475.94
Student Loan Non-Cash Principal Activity
i	Other Adjustments	$8,180.60
ii	Capitalized Interest	(10,904,897.19)

iii	Total Non-Cash Principal Activity	$(10,896,716.59)
Student Loan Principal Purchases		$(2,219,125,430.54)

(-) Total Student Loan Principal Activity		$(2,115,195,671.19)

Student Loan Interest Activity
i	Regular Interest Collections	$38,059,177.58
ii	Interest Claims Received from Guarantors	26,134.58
iii	Collection Fees/Returned Items	4,473.11
iv	Late Fee Reimbursements	276,475.47
v	Interest Reimbursements	34,914.98
vi	Other System Adjustments	0.00
vii	Special Allowance Payments	0.00
viii	Subsidy Payments	0.00

ix	Total Interest Collections	$38,401,175.72

Student Loan Non-Cash Interest Activity
i	Interest Accrual Adjustment	$(6,069.83)
ii	Capitalized Interest	10,904,897.19

iii	Total Non-Cash Interest Adjustments	$10,898,827.36

Student Loan Interest Purchases		$(8,664,016.85)

Total Student Loan Interest Activity		$40,635,986.23

(=) Ending Student Loan Portfolio Balance		$4,868,145,429.90

(+) Interest to be Capitalized		$6,159,637.02

(=) TOTAL POOL		$4,874,305,066.92

(+) Capitalized Interest		$161,000,000.00

(+) Add-on Consolidation Loan Account Balance		$5,085,996.04

(+) Reserve Account Balance		$12,198,477.66

(+) Prefunding Account balance		$1,544,753.31

(=) Total Adjusted Pool		$5,052,589,540.62

XV. 2007-4 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jul-07	$4,874,305,067	6.99%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.